TAXES PAYABLE (Tables)	12 Months Ended
Jun. 30, 2020
TAXES PAYABLE
Schedule of taxes payable

Taxes payable consisted of the following:

	June 30,	June 30,	June 30,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
VAT payable	¥1,732,736	¥660,278	$93,395
Income tax payable	440,031	440,030	62,241
Other taxes payable	8,080	7,980	1,129
Total taxes payable	¥2,180,847	¥1,108,288	$156,765